Schedule I - Condensed Financial Information of Registrant - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 08, 2017	May 30, 2017	May 15, 2017	Dec. 31, 2016
Principal maturities of long-term debt
2018	$ 700
2019	696
2020	1,299
2021	1,446
2022	1,000
2023-2067	1,525
Total principal maturities	15,377
Carrying Value	15,050				$ 13,959
Senior debt
Principal maturities of long-term debt
Total principal maturities	1,500
Carrying Value	14,878				13,787
SPRINGLEAF FINANCE CORPORATION
Principal maturities of long-term debt
2018	0
2019	700
2020	1,300
2021	650
2022	1,000
2023-2067	1,525
Total principal maturities	5,175
Carrying Value	4,824				$ 4,162
SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements | Senior debt
Principal maturities of long-term debt
Carrying Value	1,600
Senior Notes 5.625% | Senior debt
Guarantee agreements
Interest rates (as a percent)		5.625%
Senior Notes 5.625% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt
Total principal maturities	$ 875
Senior Notes 5.625% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements | Senior debt
Guarantee agreements
Interest rates (as a percent)	5.625%
Senior Notes 6.125% | Senior debt
Guarantee agreements
Interest rates (as a percent)			6.125%	6.125%
Senior Notes 6.125% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt
Total principal maturities	$ 1,000
Senior Notes 6.125% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements | Senior debt
Guarantee agreements
Interest rates (as a percent)	6.125%
Senior Notes 5.25 Percent Due 2019 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Guarantee agreements
Interest rates (as a percent)	5.25%
Springleaf Finance Corporation | Senior Note 8.25%, due 2020 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Guarantee agreements
Interest rates (as a percent)	8.25%